Fair Value Measurements (Details) - Schedule of fair value assets measured on a recurring basis - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Oct. 08, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets:
Total assets measured at fair value	$ 212,984
Liabilities:
Oramed Note	24,863	$ 12,161		$ 104,089
Convertible debenture				$ 4,340
Tranche B Notes	20,810	23,560	$ 42,740
Purchased revenue liability	$ 15,800	$ 6,800	$ 5,900
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Derivative Liability, Noncurrent	Derivative Liability, Noncurrent		Derivative Liability, Noncurrent
Derivative liabilities	$ 81,982	$ 18,303		$ 1,518
Other long-term liabilities	169	155		179
Total liabilities	146,576	60,979		110,126
Equity line of credit commitment shares liability	2,952	0		500
Crypto Asset, Other [Member]
Assets:
Total assets measured at fair value	196,633
Equity Securities [Member]
Assets:
Total assets measured at fair value	16,351
Level 1 [Member]
Assets:
Total assets measured at fair value	212,984
Liabilities:
Oramed Note	0	0		0
Convertible debenture				0
Tranche B Notes	0	0
Purchased revenue liability	0	0
Derivative liabilities	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	2,952	0		0
Equity line of credit commitment shares liability	2,952
Level 1 [Member] | Crypto Asset, Other [Member]
Assets:
Total assets measured at fair value	196,633
Level 1 [Member] | Equity Securities [Member]
Assets:
Total assets measured at fair value	16,351
Level 2 [Member]
Assets:
Total assets measured at fair value	0
Liabilities:
Oramed Note	0	0		0
Convertible debenture				0
Tranche B Notes	0	0
Purchased revenue liability	0	0
Derivative liabilities	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Equity line of credit commitment shares liability	0
Level 2 [Member] | Crypto Asset, Other [Member]
Assets:
Total assets measured at fair value	0
Level 2 [Member] | Equity Securities [Member]
Assets:
Total assets measured at fair value	0
Level 3 [Member]
Assets:
Total assets measured at fair value	0
Liabilities:
Oramed Note	24,863	12,161		104,089
Convertible debenture				4,340
Tranche B Notes	20,810	23,560
Purchased revenue liability	15,800	6,800
Derivative liabilities	81,982	18,303		1,518	$ 1,231
Other long-term liabilities	169	155		179
Total liabilities	143,624	$ 60,979		$ 110,126
Equity line of credit commitment shares liability	0
Level 3 [Member] | Crypto Asset, Other [Member]
Assets:
Total assets measured at fair value	0
Level 3 [Member] | Equity Securities [Member]
Assets:
Total assets measured at fair value	$ 0